Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes Receivable, Current and Accounts Receivable, Net [Abstract]
Balance, beginning of the year	$ 22,535	$ 23,799	$ 28,872
Provision for doubtful accounts	805,870		145,076
Uncollectible receivables written-off	(56,010)
Translation adjustments	(518)	(1,264)
Balance, end of the year		$ 22,535	$ 23,799